Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment Net [Line Items]
Cost	$ 374	$ 334
Less - accumulated depreciation	244	140
Total property and equipment, net	130	194
Computers and Software [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	230	204
Furniture and Leasehold Improvements [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	38	38
Electronic Equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	20	20
Machines and Molds [Member]
Schedule of Property and Equipment Net [Line Items]
Cost	$ 86	$ 72